Shareholders’ Equity	12 Months Ended
Dec. 31, 2024
Shareholders’ Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 21 – SHAREHOLDERS’ EQUITY

Ordinary shares

EPOW was established under the laws of the Cayman Islands on February 22, 2019. The authorized number of ordinary shares was 500,000,000 with par value of $0.0001 per share. On February 22, 2019, EPOW issued 999,999 new shares to the controlling shareholders and one share to Osiris International Cayman Limited at par $0.0001 per share. On August 8, 2019, EPOW issued an aggregate of 27,000,000 ordinary shares at a price of US$0.0001 per share with total consideration of US$2,800, pro-rata to the shareholders of EPOW as of such date.

On April 2, 2020, the shareholders of the Company unanimously authorize a one-for-0.88 reverse stock split of the Company’s outstanding and issued ordinary shares (the “First Reverse Stock Split”), which became effective on April 3, 2020. Any fractional ordinary share that would have otherwise resulted from the First Reverse Stock Split were rounded up to the nearest full share. The First Reverse Stock Split did not change the par value of the ordinary shares and had no effect on the number of authorized ordinary shares of the Company. As a result of the First Reverse Stock Split, 28,000,000 ordinary shares that were issued and outstanding at April 3, 2020 were reduced to 24,640,000 ordinary shares (taking into account the rounding of fractional shares).

On April 24, 2020, the shareholders of the Company unanimously authorize another one-for-0.68 reverse stock split of the Company’s issued and outstanding ordinary shares (the “Second Reverse Stock Split”), which became effective on April 24, 2020. Any fractional ordinary share that would have otherwise resulted from the Second Reverse Stock Split were rounded up to the nearest full share. The Second Reverse Stock Split did not change the par value of the ordinary shares and had no effect on the number of authorized ordinary shares of the Company. As a result of the Second Reverse Stock Split, 24,640,000 ordinary shares that were issued and outstanding at April 24, 2020 was reduced to 16,800,000 ordinary shares (taking into account the rounding of fractional shares).

On February 11, 2021, the Company closed its initial public offering (“IPO”) on Nasdaq. The Company offered 6,720,000 ordinary shares, par value $0.0001 per share, at a price of $4.00 per share and received total gross proceed of $26,880,000. Besides, the Company offered 1,008,000 ordinary shares, par value $0.0001 per share, as part of the representative of the underwriters’ over-allotment option, at a price of $4.00 per share and received total gross proceed of $4,032,000. Total net proceeding amounted to $27,504,639 after deducting underwriting discounts and other related expenses.

Share capital increase and re-designation

On February 8, 2024, the 2023 annual general meeting of shareholders (the “Meeting”) of the Company was held. At the Meeting, the shareholders of the Company approved the increase and re-designation of the Company share capital.

The Company increased its authorized share capital from US$50,000 consisting of 500,000,000 ordinary shares of par value $0.0001 each to $500,000 consisting of 5,000,000,000 ordinary shares of par value US$0.0001 each (the “Share Capital Increase”).

Immediately following the Share Capital Increase, the Company re-designated and re-classified its authorized share capital so that the afore-mentioned authorized share capital of $500,000 comprise 3,500,000,000 Class A ordinary shares of par value US$0.0001 each and 1,500,000,000 Class B ordinary shares of par value US$0.0001 each. Pursuant to the Second Amended and Restated Memorandum and Articles of Association of the Company, on a poll at any general meeting every shareholder shall have one (1) vote for every Class A ordinary share and twenty (20) votes for every Class B ordinary share held.

The Company believes that the re-designation should be accounted for on a retroactive basis pursuant to ASC 260. The Company has retroactively restated all shares data for all periods presented. As a result, there were 20,419,678 and 19,574,078 Class A ordinary shares issued and outstanding and 6,567,272 and 6,567,272 Class B ordinary shares issued and outstanding as of December 31, 2024 and 2023, respectively.

Share consolidation

On September 16, 2024, the extraordinary general meeting of shareholders of the Company was held. At the extraordinary general meeting, the shareholders adopted an ordinary resolution on consolidation of every ten (10) Class A and Class B ordinary shares with a par value of US$0.0001 each into one (1) Class A and Class B ordinary share with a par value of US$0.001 each. The share consolidation is conditional upon the approval of the Board of Directors of the Company in its sole discretion, with effect as of the date the Board may determine (the “Effective Date”). The Effective Date must be a date within twelve months following the date of this ordinary resolution. The share consolidation is not yet effective as of the date of the Company’s consolidated financial statements.

2024 subscription agreement and subscription receivable

On October 18, 2024, the Company entered into a subscription agreement with Chong Ee Chang, a Malaysian citizen. Pursuant to the subscription agreement, Chong Ee Chang agreed to subscribe for and purchase from the Company, and the Company agreed to issue and sell to Chong Ee Chang an aggregate of 103,300 Class A ordinary shares of the Company, par value US$0.0001 per share, for an aggregate purchase price of $100,000. The Company received the subscription proceeds on February 25, 2025.

Share-based compensation

The Company adopted the 2022 Stock Incentive Plan for the grant of restricted share units to employees, directors and non-employees to provide incentive for their services. The maximum number of ordinary shares that may be delivered pursuant to compensatory awards granted to the employees, directors and non-employees under the 2022 Stock Incentive Plan should not exceed 3,679,200 ordinary shares of par value $0.0001 per share.

On February 8, 2024, the 2023 annual general meeting of shareholders of the Company was held. At the Meeting, the shareholders of the Company approved the 2024 Employee Share Incentive Plan. The Company adopted the 2024 Employee Share Incentive Plan for the grant of restricted share units to employees, directors and non-employees to provide incentive for their services. The maximum number of ordinary shares that may be delivered pursuant to compensatory awards granted to the eligible persons under the 2024 Stock Incentive Plan may not exceed 2,613,000 ordinary shares of par value $0.0001 per share. The Company had not granted any compensatory awards under the 2024 Employee Share Incentive Plan to its employees, directors and non-employees as of the date of the consolidated financial statements.

The Company recorded share-based compensation expenses of $972,743, $2,170,801 and $2,729,969 for the years ended December 31, 2024, 2023 and 2022, respectively. The following table sets forth the allocation of share-based compensation expenses:

	For the years ended December 31,
	2024	2023	2022
Cost of revenues	$1,651	$4,617	$8,188
Selling expenses	8,592	19,784	39,301
General and administrative expenses	968,110	2,138,978	2,674,292
Research and development expenses	(5,610)	7,422	8,188
Total	$972,743	$2,170,801	$2,729,969

Restricted share units

On August 26, 2022, the Company granted 3,334,200 restricted share units to its directors and employees under 2022 Stock Incentive Plan. 25% of the restricted share units were immediately vested on August 26, 2022. 75% of the restricted share units will be vested in three years with equal yearly installments after August 26, 2022. The grant date fair value of the restricted share units was $2.00 per share, which was the closing price of the Company’s ordinary share on NASDAQ on August 26, 2022. This grant resulted in a total share-based compensation of $6,668,400 to be recognized ratably over the requisite service period of 3 years.

A summary of the restricted shares units’ activities was as follows:

	Number of restricted share units outstanding	Weighted average grant date fair value	Aggregate intrinsic value
Restricted share units outstanding as of January 1, 2022	-	-	-

Granted	3,334,200	2.00	-

Vested	(833,550)	2.00	-

Restricted share units outstanding as of December 31, 2022	2,500,650	2.00	6,826,775

Vested	(779,800)	2.00

Forfeited	(228,750)	2.00

Restricted share units outstanding as of December 31, 2023	1,492,100	2.00	1,611,468

Vested	(742,300)	2.00

Forfeited	(7,500)	2.00

Restricted share units outstanding as of December 31, 2024	742,300	2.00	640,976

The weighted average grant date fair value of restricted share units granted during the years ended December 31, 2024, 2023 and 2022 were $2.00, $2.00 and $2.00, respectively. The total fair value of restricted share units vested during the years ended December 31, 2024, 2023 and 2022 were $1,484,600, $1,559,600, and $1,667,100 respectively.

The Company recognized compensation expense over the requisite service period for each separately vesting portion of the award as if the award is in substance, multiple awards. The Company recorded share-based compensation expenses relating to restricted share units of $972,743, $2,170,801 and $2,729,969 for the year ended December 31, 2024, 2023 and 2022, respectively. As of December 31, 2024, total unrecognized compensation expenses relating to nonvested shares were $322,386, which is expected to be recognized over a weighted average period of 0.65 years.

Non-controlling interests

Non-controlling interests consist of the following:

	As of December 31,
	2024	2023
GMB (Beijing)	$2,598	$3,187
GMB Culture	(418)	1,491
Sunrise Tech	(216,195)	(13,184)
GMB Consulting	12,695	13,043
Shidong Cloud	37,952	38,463
Sunrise Guxian	(178,849)	(83,832)
Sunrise Chenhui	(74,081)	-
GMB Technology	(192,638)	(189,364)
Sunrise Guizhou	38,167,880	8,373,766
Total	$37,558,944	$8,143,570

Sunrise Guizhou was established by Zhuhai (Zibo) Investment and five other companies in November, 2021. Shidong Cloud was established by GIOP BJ and Beijing Yunqianyi Information Technology Co., Ltd. (“Yunqianyi”) in December 2022. 75% shares of Shidong Cloud were held by GIOP BJ and 25% of shares was held by Yunqianyi.

Sunrise Guxian was established by Zhuhai Guizhou and seven other companies in April, 2022. Sunrise Chenhui was established by Sunrise Tech on March 25, 2024.

For the year ended December 31, 2022, the Company made capital contributions of $52,863 to Shidong Cloud; and the non-controlling shareholders made capital contributions of $78,851 to Shidong Cloud.

For the years ended December 31, 2023 and 2022, the non-controlling shareholders made capital contributions of $3,910,897 and $12,438,125 to Sunrise Guizhou, respectively.

For the year ended December 31, 2024, GMB (Hangzhou) acquired 1.45% non-controlling interests in Sunrise Guizhou from Sunrise Guizhou’s non-controlling shareholders for a consideration of $65,751.

For the year ended December 31, 2024, the Company reclassified the redeemable non-controlling interest of $35,527,113 held by New Kinect Partnership from mezzanine equity to non-controlling interests due to the extinguishment of the preferred shares. See Note 20.

The actual capital contributions made by the Company and the non-controlling shareholders for the years ended December 31, 2024, 2023 and 2022 had no effect on the Company’s percentage of interest in its subsidiaries and VIE’s subsidiaries.

Statutory reserves

In accordance with the Regulations on Enterprises of PRC, the Company’s subsidiaries, GIOP BJ, VIE and VIE’s subsidiaries in the PRC are required to provide for statutory reserves, which are appropriated from net profit as reported in the Company’s PRC statutory accounts. They are required to allocate 10% of their after-tax profits to fund statutory reserves until such reserves have reached 50% of their respective registered capital. These reserve funds, however, may not be distributed as cash dividends.

As of December 31, 2024 and 2023, the statutory reserves of the Company’s subsidiaries, GIOP BJ, the VIE and VIE’s subsidiaries in the PRC have not reached 50% of their respective registered capital. As of December 31, 2024 and 2023, the balances of the statutory reserves were $2,477,940 and $2,477,940, respectively.

Restricted net assets

The Company’s PRC subsidiaries and the VIE and VIE’s subsidiaries are restricted in their ability to transfer a portion of their net assets, equivalent to their statutory reserves and their share capital to the Company in the form of loans, advances, or cash dividends. The payment of dividends by entities organized in China is subject to limitations, procedures, and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China. As of December 31, 2024, the statutory reserves and the share capital amounted to $2,477,940 and $2,477,940, respectively.